Financial instruments - Measurement of fair values hierarchy levels (Details) - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets		$ 45,605	$ 10,504
Investments in equity securities	[1]	43,873	24,408
Derivative liabilities		(4,733)	(12,524)
Long-term debt		(995,541)	(996,718)
Net financial instruments		(910,796)	(974,330)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		45,605	8,191
Derivative liabilities		(4,733)	(12,524)
Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		0	2,313
Derivative liabilities		0	0
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		43,873	24,408
Net financial instruments		43,873	24,408
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt		(1,173,280)	(1,111,923)
Net financial instruments		(1,132,408)	(1,113,943)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		45,605	8,191
Derivative liabilities		(4,733)	(12,524)
Level 2 of fair value hierarchy [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		0	2,313
Derivative liabilities		0	0
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity securities		43,873	24,408
Long-term debt		(1,173,280)	(1,111,923)
Net financial instruments		(1,088,535)	(1,089,535)
Fair value [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		45,605	8,191
Derivative liabilities		(4,733)	(12,524)
Fair value [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		0	2,313
Derivative liabilities		$ 0	$ 0

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.